Finance receivables (Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 16,737,201	¥ 16,000,376
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,281,427	3,281,142
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,850,701	2,008,168
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,662,869	1,759,725
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	161,697	227,111
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	14,555	6,918
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	11,580	14,414
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,430,726	1,272,974
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,399,142	1,248,514
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	31,584	24,460
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,726,475	1,708,759
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,116,901	1,228,577
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,005,030	1,076,164
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	99,547	142,336
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	7,968	1,286
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	4,356	8,791
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	609,574	480,182
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	585,760	460,308
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	23,814	19,874
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	823,072	849,023
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	491,891	528,760
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	432,397	449,884
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	51,420	68,726
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,081	5,071
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	4,993	5,079
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	331,181	320,263
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	323,581	316,008
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	7,600	4,255
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	731,880	723,360
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	241,909	250,831
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	225,442	233,677
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	10,730	16,049
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,506	561
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,231	544
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	489,971	472,529
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	489,801	472,198
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 170	¥ 331